Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions and balances
Schedule of key management personnel of the Group comprise the directors and senior management of the Group

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Compensation and short-term employee benefits	253,233	231,108
	253,233	231,108

Schedule of balances and transactions with related parties

Balances with related parties

The following balances are outstanding at the end of the reporting periods:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Balances with related parties	—	—
	—	—

Transactions with related parties

Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Transactions with related parties	—	—